PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 23,545	R$ 29,612	R$ 19,448
Net interest on net actuarial assets/liabilities	63,374	71,766	62,325
Total	86,919	101,378	81,773
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	2,184	3,036	3,155
Net interest on net actuarial assets/liabilities	(7,062)	(10,385)	5,713
Total	(4,878)	(7,349)	8,868
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	21,361	26,576	16,293
Net interest on net actuarial assets/liabilities	70,436	82,151	56,612
Total	R$ 91,797	R$ 108,727	R$ 72,905